Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration	$ 8,395
Contingent and deferred consideration payable – non-current	325	$ 6,878
Merchant Portfolios
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration payable	$ 10,138	958
Contingent consideration paid		$ 10,680